Segments - Reconciliation of Assets for Reportable Segments to Consolidated Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,892,523	$ 2,985,844	$ 3,179,773
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,698,602	2,874,678	3,065,508
Operating Segments [Member] | Owned Hotels [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,499,770	2,682,394	2,874,098
Operating Segments [Member] | Franchise and Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	198,832	192,284	191,410
Corporate and Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 193,921	$ 111,166	$ 114,265